Commitments and contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
2019		$ 7,630,760
2020		6,140,923
2021		4,469,563
2022		992,012
2023 and thereafter		117,525
Total		19,350,783
Capital lease commitments
2019		7,743,401
2020		7,555,151
2021		4,082,778
2022		0
2023 and thereafter		0
Total minimum lease payments		19,381,330
Less interest		(2,804,114)
Total capital lease obligations		16,577,216	$ 15,887,730
Current maturities of capital lease obligations		(6,562,425)	(4,472,386)
Long-term capital lease obligations		10,014,791	11,415,344
Other commitments
2019		653,276,378
2020		425,248,166
2021		204,844,862
2022		42,390,351
2023 and thereafter		0
Total		1,325,759,757
Guarantor Obligations, Maximum Exposure, Undiscounted		280,189,999
Provisions for Guarantee		$ 0
Real Estate Ownership Period		six to twelve months
Wanks Adams Slavin Associates LLP [Member]
Other commitments
Loss Contingency, Damages Sought, Value	$ 2,000,000
Gain Contingency, Unrecorded Amount	8,000,000
Wanks Adams Slavin Associates LLP [Member] | Minimum [Member]
Other commitments
Gain Contingency, Unrecorded Amount	$ 10,000,000
Mechanic's Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value				$ 7,500,000
Four Two One Kent Development Llc [Member]
Other commitments
Loss Contingency, Damages Sought, Value				26,100,000
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee		$ 1,988,632,540	1,569,802,754
Payments to satisfy guarantee obligations		$ 1,659,652	$ 788,644	$ 1,820,324